Long-Term Investments (Details)	6 Months Ended			12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 CNY (¥)	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)
Long-Term Investment [Line Items]
Register capital	$ 33,073	¥ 240,000		$ 413,411	¥ 300,000
Equity method share of loss	8,355		$ 26,543
Material Market
Zhejiang Kangyuan [Member]
Long-Term Investment [Line Items]
Equity interest percentage								18.00%	18.00%
Equity interest consideration amount								$ 4,565,808	¥ 32,400,000
Zhejiang Fuyouyuan [Member]
Long-Term Investment [Line Items]
Equity interest percentage						10.00%	10.00%
Equity interest consideration amount						$ 284,998	¥ 2,000,000